Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of the fair value of the options as of the date of each grant
	Years ended December 31,
	2021	2020
Expected volatility	52.7%	50.0%
Expected term (years)	6.25	6.25
Risk-free interest rate	1.3%	1.1%
Expected dividends	0.0%	0.0%

Schedule of outstanding and exercisable options
	Options	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price
Outstanding as of December 31, 2020	2,345,559	$0.77	$1.59
Granted	1,049,180	$0.99	$1.94
Cancelled	(34,807)	$0.85	$1.77
Outstanding as of September 30, 2021	3,359,932	$0.83	$1.70

Outstanding as of December 31, 2021	3,949,158	$0.91	$1.84
Granted	166,927	$1.31	$2.50
Forfeited	(174,817)	$1.03	$2.25
Cancelled	(7,103)	$0.78	$1.94
Outstanding as of September 30, 2022	3,934,165	$0.87	$1.86

	Shares	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	152,450	$10.27	$22.07	$835,974
Granted	29,600	$11.55	$23.78
Forfeited	(3,200)	$13.26	$27.57
Cancelled	(13,750)	$4.80	$17.68
Outstanding as of December 31, 2020	165,100	$10.90	$22.63	$779,457
Granted	121,398	$15.63	$27.57
Exercised	(2,200)	$6.66	$16.00
Cancelled	(6,450)	$11.09	$26.67
Outstanding as of December 31, 2021	277,848	$12.99	$24.75	$2,992,895

Schedule of outstanding and exercisable options
	Options Outstanding			Options Exercisable
Range of Exercisable Prices	As of December 31, 2021	Weighted Average Remaining Contractual Life In Years	Weighted Average Exercise Price	As of December 31, 2021	Weighted Average Exercise Price
$ 8.96 – $ 16.00	43,750	4.64	$12.21	43,750	$12.21
20.81 – 27.57	234,098	8.55	27.09	78,196	27.09
$ 8.96 – $ 27.57	277,848	7.93	$24.75	121,946	$23.19